Annual Total Returns[BarChart] - Direxion Monthly SP 500 Bull 2X Fund - Investor Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	24.34%	(0.92%)	29.29%	69.13%	25.95%	(1.37%)	20.68%	42.68%	(14.82%)	61.47%